COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating lease commitments
Lease expense	$ 3.5	$ 4.3	$ 3.5
Future minimum lease payments under non-cancellable operating lease agreements
2012	1.3
2013	1.1
2014	1.0
2015	0.7
2016 and forward	0.6
Total	4.7
Commitments
Commitments outstanding for the purchase of property, plant and equipment	8.6
Future minimum purchases remaining under agreements to purchase raw materials	$ 60.0
Minimum
Operating lease commitments
Remaining term of operating leases (in months)	12
Maximum
Operating lease commitments
Remaining term of operating leases (in months)	24